SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of short term deposits investments

	December 31
(In thousands)	2024	2023
Aggregate cost basis	$—	$11,698
Gross unrealized gain	—	313
Aggregate fair value	$—	$12,011